Note 6 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

NOTE 6 - Employee Benefit Plans

The Company sponsors the IHCC Employee Retirement Plan (the “Pension Plan”), which is a noncontributory defined benefit pension plan that was frozen in 2012 with respect to new benefit accruals. Participants in the plan at the time it was frozen may still continue to earn vesting credit towards their Pension Plan benefit.

The following table provides additional details relative to the Pension Plan as of December 31.

	2015	2014
Change in projected benefit obligation:
Benefit obligation at beginning of year	$24,975,342	$21,315,600
Service cost	-	-
Interest cost	890,263	1,045,055
Actuarial (gain) loss	(5,930)	3,687,960
Benefits paid	(1,167,798)	(1,073,273)
Benefit obligation at end of year	24,691,877	24,975,342

Change in plan assets:
Fair value of plan assets at beginning of year	19,833,900	18,427,757
Actual return on plan assets	(349,601)	1,654,416
Employer contributions	300,000	825,000
Benefits paid	(1,167,798)	(1,073,273)
Fair value of plan assets at end of year	18,616,501	19,833,900

Funded status	(6,075,376)	(5,141,442)
Unrecognized net actuarial loss	8,388,698	7,634,982
Net amount recognized as prepaid benefit cost	$2,313,322	$2,493,540

Components of net periodic benefit cost:
Service cost	$-	$-
Interest cost	890,263	1,045,055
Expected return on plan assets	(1,172,278)	(1,197,674)
Amortization of net (gain) loss	762,233	390,413
Net periodic benefit cost	$480,218	$237,794

Accumulated benefit obligation	$24,691,877	$24,975,342

The portion of the accrued pension liability included in accumulated other comprehensive income at December 31, 2015 is $8,388,698, which has been recorded net of related tax of $2,852,157. The portion of the accrued pension liability included in accumulated other comprehensive income at December 31, 2014 is $7,634,982, which has been recorded net of related tax of $2,595,894. These amounts are solely the result of unamortized actuarial net losses not yet amortized into income.

The estimated net loss that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost during 2016 is $737,174.

Actuarial assumptions used at December 31, 2015 and 2014 to determine benefit obligations and net periodic benefit cost are as follows:

	December 31
	2015	2014
Discount rate	4.20%	3.75%
Expected return on plan assets	6.25%	6.50%

The long-term rate of return for plan assets is determined based on an analysis of historical returns on invested assets, anticipated future fixed income, equity investment markets, and diversification needs. Long term trends are evaluated relative to current market factors such as inflation, interest rates and investment strategies, including risk management, in order to assess the assumptions as applied to the plan.

The Company employs a conservative investment strategy whereby the majority of invested assets are held in appropriate investments for defined benefit pension plans, including a small portion of plan assets held in common stock of the Company. The Company uses an independent third party to administer its retirement plan. Plan assets are held in a trust account and include a diversified assortment of pooled separate accounts as well as Company common stock. The fair value of plan assets as of December 31, 2015 and 2014 are as follows:

	December 31
	2015	2014

Pooled separate accounts	$18,029,051	$19,168,950
Company common stock - 31,000 shares	587,450	664,950

Pooled separate accounts held by the Pension Plan at December 31, 2015 and 2014 are considered Level 2 assets and are valued at the net asset value (“NAV”) of units held by the Pension Plan at year end. The NAV is determined by dividing the net assets, at fair value, of the fund by the number of units outstanding on the day of valuation.  Pooled separate accounts are comprised, primarily, of shares of registered investment companies held through subaccounts of a separate account of an insurance company. The NAV as adjusted (for mutual fund dividends, mutual fund splits and administrative maintenance charges and other items) and reported by the insurance company approximates fair value of the investments. The investments are redeemable at the adjusted NAV under agreements with the insurance company.  However, it is possible that the redemption rights may be restricted or eliminated in the future. Due to the nature of the investments, changes in the market conditions, liquidity requirements, and the economic environment may significantly affect the NAV of the registered investment companies and, consequently, the fair value of the Pension Plan's investments.

Shares of Company common stock held by the plan at December 31, 2015 and 2014 are considered Level 2 assets and are valued based on observable inputs, such as quoted prices in markets with limited activity. Dividends of $6,510 and $6,200 were paid to the plan in 2015 and 2014, respectively, on the Company common stock. The plan made no purchases or sales of Company common stock during 2015 or 2014.

A summary of the allocation of plan assets by investment type as of December 31, 2015 and 2014 is as follows:

	December 31
	2015	2014
Fixed income pooled separate accounts	68%	67%
Equity pooled separate accounts	29%	30%
Company common stock	3%	3%

The Company expects to contribute approximately $300,000 to its pension plan in 2016.

The following estimated future benefit payments are expected to be paid:

Pension Benefits

2016	$2,220,000
2017	1,350,000
2018	1,340,000
2019	1,390,000
2020	1,670,000
2021-2025	8,170,000

The Company sponsors a 401(k) defined contribution plan known as the IHCC Retirement Savings Plan and Trust (the “Old 401(k) Plan”), which was frozen in 2012 relative to allowable new contributions. The only remaining investments held within the Old 401(k) Plan consist of Company stock. Upon distribution of the Company stock by the Old 401(k) Plan, the participant has the right to hold the stock, sell the stock on the open market, subject to a right of first refusal in favor of the Company, or sell the stock back to the Company at its then fair market value as determined by an independent appraiser.  Under the put option, the Company has the right to purchase the stock in substantially equal annual installments over a period not exceeding five years.

The Company also sponsors a traditional 401(k) retirement plan, the IHCC 401(k) Retirement Plan (the “Retirement Plan”). Employees are eligible to participate in the Retirement Plan on the first day of employment. Under the Retirement Plan, the Company matches employee contributions dollar for dollar up to 4% of employee compensation deferrals. Employees who have met certain employment criteria may also be eligible to receive an additional allocation after the end of each plan year.

Information relative to the assets within both the Old 401(k) Plan and the Retirement Plan as of December 31, 2015 and 2014, along with employer contributions expensed and dividends paid on Company stock for the years then ended, are as follows:

	December 31
	2015	2014

Old 401(k) Plan
Company common stock:
Shares held	276,590	294,467
Fair value	$5,241,377	$6,316,313

Retirement Plan
Mutual funds - fair value	$2,979,588	$2,119,209

	For the Year Ended December 31
	2015	2014

Old 401(k) Plan
Employer contributions	$-	$-
Dividends on Company stock	61,838	66,312

Retirement Plan
Employer contributions	$453,576	$466,926

In addition, the Company sponsors a deferred compensation plan for selected executive officers. Information relative to the assets within the deferred compensation plan as of December 31, 2015 and 2014, along with employer contributions expensed and dividends paid on Company stock for the years then ended, are as follows:

	December 31
	2015	2014

Company common stock:
Shares held	27,350	21,020
Fair value	$518,292	$450,889
Mutual funds - fair value	80,666	140,770
Cash and cash equivalents	6,227	5,816

	For the Year Ended December 31
	2015	2014

Employer contributions	$50,263	$35,010
Dividends on Company stock	4,340	4,164